Note 34 - Business combinations (Details Textual) $ in Thousands, € in Millions					1 Months Ended	7 Months Ended	12 Months Ended
	Nov. 30, 2023 USD ($)	Jul. 01, 2023 USD ($)	May 17, 2023 USD ($)	May 16, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 06, 2023 USD ($)	Jul. 01, 2023 EUR (€) m²	Jul. 01, 2023 USD ($) m²
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary							50.00%
Non-controlling interests					$ 187,465	$ 187,465	$ 187,465	$ 128,728
Equity in earnings of non-consolidated companies							$ 3,162
Area Of Operations | m²											65,000	65,000
Maximum Period To Decide Aloocations Of Purchase Price	1 year
SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Percentage of ownership interest in subsidiary							47.79%
Global Pipe Company
Disclosure of detailed information about business combination [line items]
Revenue of acquiree since acquisition date						144,200
Investments accounted for using equity method				$ 23,500
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			$ 4,500				$ 4,506
Non-controlling interests			34,100
Fair value of net assets and liabilities acquired			80,000
Equity in earnings of non-consolidated companies			$ 11,500				11,487
Acquisition-related costs							300
Global Pipe Company | Erndtebruecker Eisenwerk [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate			35.00%
Global Pipe Company | SAUDI STEEL PIPE CO. and subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in associate				35.00%
Percentage of ownership interest in subsidiary			57.30%
Estimated financial effect of contingent liabilities					72,000	$ 72,000	72,000
Global Pipe Company | SAUDI STEEL PIPE CO. and subsidiaries [Member] | Erndtebruecker Eisenwerk [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			22.30%
Acquisition price			$ 6,300
Anticorrosion Coating Assets [Member]
Disclosure of detailed information about business combination [line items]
Fair value of net assets and liabilities acquired												$ 13,000
Equity in earnings of non-consolidated companies		$ 3,200
Anticorrosion Coating Assets [Member] | Isoplus Mediterranean SRLS [Member]
Disclosure of detailed information about business combination [line items]
Acquisition price											€ 9.0	$ 9,800
Republic Tube Pipe Processing Facility [Member]
Disclosure of detailed information about business combination [line items]
Fair value of net assets and liabilities acquired										$ 85,500
Goodwill expected to be deductible for tax purposes										5,000
Acquisition-related costs							500
Republic Tube Pipe Processing Facility [Member] | Republic Tube LLC [Member]
Disclosure of detailed information about business combination [line items]
Acquisition price										$ 90,500
Mattrs Pipe Coating Business Unit [Member]
Disclosure of detailed information about business combination [line items]
Acquisition price	$ 182,600
Revenue of acquiree since acquisition date					$ 77,000
Fair value of net assets and liabilities acquired	169,000
Goodwill recognized	$ 13,600
Acquisition-related costs							$ 1,100
Number Of Plants Acquired	9